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STEPHANIE CAPISTRON stephanie.capistron@dechert.com +1 617 728 7127 Direct +1 617 275 8364 Fax

May 18, 2022

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Harbor ETF Trust (the “Registrant”)
File Nos. 333-255884; 811-23661

Dear Sir or Madam:

On behalf of the Registrant, electronically transmitted for filing is Post-Effective Amendment No. 14 to the Registrant’s registration statement under the Securities Act of 1933, as amended, and Amendment No. 16 to the Registrant’s registration statement under the Investment Company Act of 1940, as amended, on Form N-1A. This filing is being made for the purpose of registering shares of Harbor International Compounders ETF as a new series of the Registrant.

No fee is required in connection with this filing. Please contact me at (617) 728-7127 with any comments or questions concerning this filing. Thank you in advance for your consideration.

Sincerely,

/s/ Stephanie Capistron

Stephanie Capistron